Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ORANGEKLOUD TECHNOLOGY INC.
Entity Central Index Key	0001979407
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Yishun Industrial Street 1
Entity Address, Address Line Two	#04-27/28&34 Aposh Building Bizhub
Entity Address, Country	SG
Entity Address, Postal Zip Code	768160
City Area Code	+65
Local Phone Number	6317 2050
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102
Contact Personnel Name	COGENCY GLOBAL INC.